Condensed Financial Information of the Parent Company (Unaudited)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company (unaudited)

Note 16 – Condensed financial information of the parent company (unaudited)

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have other commitments, long-term obligations, or guarantees as of December 31, 2020 and 2019.

PARENT COMPANY BALANCE SHEETS

	December 31, 2020	December 31, 2019
ASSETS
CURRENT ASSETS:
Cash	$16,876	$17,671
Prepayments	303,102	4,590,534
Amount due from related parties	4,611,848	-
Total current assets	4,931,826	4,608,205

OTHER ASSETS
Investment in subsidiaries	16,342,464	5,418,425
Total assets	$21,274,290	$10,026,630

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 12,354,040 and 9,000,000 shares issued and outstanding as of December 31, 2020 and 2019, respectively*	12,354	9,000
Share subscription receivables	(847,086)	(847,086)
Additional paid-in capital	13,824,820	4,115,388
Statutory reserves	877,886	760,475
Retained earnings	6,905,718	6,240,833
Accumulated other comprehensive (loss) income	500,598	(252,230)
Total shareholders’ equity	21,274,290	10,026,630

Total liabilities and shareholders’ equity	$21,274,290	$10,026,630

*	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020.

PARENT COMPANY STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	For the Year Ended December 31,
	2020	2019	2018
EQUITY INCOME OF SUBSIDIARIES	$950,045	$2,020,552	$2,855,074

COSTS AND EXPENSES
General and Administrative expenses	167,749	377,758	187
Total costs and expenses	167,749	377,758	187

INCOME FROM OPERATION	782,296	1,642,794	2,854,887

INCOME BEFORE INCOME TAXES	782,296	1,642,794	2,854,887

PROVISION FOR INCOME TAXES	-	-	-

NET INCOME	782,296	1,642,794	2,854,887

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	752,828	(121,195)	(419,684)
COMPREHENSIVE INCOME	$1,535,124	$1,521,599	$2,435,203

PARENT COMPANY STATEMENT OF CASH FLOWS

	For the Year Ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net income	$782,296	$1,642,794	$2,854,887
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(950,045)	(2,020,552)	(2,855,074)
Others payable and accrued liabilities	-	291,484	-
Net cash used in operating activities	(167,749)	(86,274)	(187)

Cash flows from investing activities:	-	-	-
Net cash provided by investing activities:	-	-	-

Cash flows from financing activities:
Amounts advanced from related parties	166,872	(19,145)	(3,797,183)
Capital contribution	-	-	3,916,672
Net cash provided by (used in) financing activities	166,872	(19,145)	119,489

Effect of exchange rate change on cash	82	30	3,758

Net increase in cash	(795)	(105,389)	123,060
Cash at beginning of the year	17,671	123,060	-
Cash at end of the year	$16,876	$17,671	$123,060